Commitments and Contingencies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Feb. 10, 2020	Dec. 31, 2019	Aug. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 31, 2021	Feb. 28, 2021	Dec. 30, 2020	Feb. 29, 2020	May 31, 2019	Nov. 30, 2017	Nov. 30, 2015
Line of Credit Facility, Maximum Borrowing Capacity													$ 100,000
Restricted cash	$ 53,618		$ 856,255		$ 11,275	$ 109,306	$ 53,618	$ 11,275	$ 109,306	$ 53,618	$ 856,255	$ 419,733
Long-term Line of Credit			5,700								5,700			$ 800,000
Deferred financing costs	705,000		883,600				705,000			705,000	883,600
Line of Credit Facility, Remaining Borrowing Capacity													$ 2,200,000
Percentage of fronting fee on the letter of credit													0.125%
Interest Expense					121,306	92,956		339,134	231,046	331,217	99,587	183,697
Construction Commitments	108,200		467,400		53,800		108,200	53,800		108,200	467,400
Asset Retirement Obligation	$ 205,965		$ 131,989		$ 224,532		$ 205,965	$ 224,532		$ 205,965	$ 131,989	$ 90,470
letters of credit outstanding													$ 350,000
Percentage of issuance fee on the letter of credit													5.475%
LC Debit Credit [Member]
Percentage of issuance fee on the letter of credit													5.475%
Seven Point Eight Seven Five Percentage Senior Notes Due 2025 [Member]
Debt instrument interest rate	7.875%				7.875%		7.875%	7.875%		7.875%
Maximum [Member]
Debt instrument interest rate			2.60%								2.60%
Long term debt, Maturity term													6 months
Minimum [Member]
Debt instrument interest rate			1.70%								1.70%
Long term debt, Maturity term													1 month
Two Thousand Nineteen Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 1,300,000		$ 6,500			$ 6,500			$ 1,300,000				$ 143,700		$ 200,000	$ 500,000	$ 650,000
Restricted cash			762,300								762,300
Long-term Line of Credit			0								0
Standby Letters of Credit [Member]
Restricted cash	$ 53,600		94,000		11,300		$ 53,600	11,300		$ 53,600	94,000
Long-term Line of Credit	49,200		92,000		8,200		49,200	8,200		49,200	$ 92,000
Twenty Twenty LC Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity					1,700			1,700							1,400,000
Long-term Line of Credit	143,700	$ 1,800			6,500		143,700	6,500		$ 143,700
Deferred financing costs																$ 4,700
Line of Credit Facility, Expiration Date		Feb. 10, 2020								Feb. 10, 2023
Line of Credit Facility, Remaining Borrowing Capacity					99,900			$ 99,900							$ 368,400
Cash Collateral for Borrowed Securities	$ 2,200						2,200			$ 2,200
Working Capital			$ 800,000
Line of Credit Facility, Commitment Fee Percentage	12.47%							12.47%
Warrants and Rights Outstanding	$ 284,400				284,400		$ 284,400	$ 284,400		284,400
Twenty Twenty LC Facility [Member] | Reimbursement Agreement [Member]
Long-term Line of Credit		$ 1,750,000
Interest Expense					$ 23,600	$ 20,800		$ 62,100	$ 50,100	$ 69,700
Twenty Twenty LC Facility [Member] | Soft Bank Obligor [Member]
Line of Credit Facility, Commitment Fee Percentage	5.475%							5.475%
Twenty Twenty LC Facility [Member] | Maximum [Member]
Percentage of fronting fee on the letter of credit	0.125%						0.125%			0.125%
Twenty Twenty LC Facility [Member] | Maximum [Member] | Reimbursement Agreement [Member]
Percentage of fronting fee on the letter of credit					0.125%			0.125%
LC Debit Credit [Member]
letters of credit outstanding													$ 350,000
Debt issuance costs net					$ 500			$ 500
Interest debt								100
LC Debit Credit [Member] | Maximum [Member]
Long term debt, Maturity term													6 months
LC Debit Credit [Member] | Minimum [Member]
Long term debt, Maturity term													1 month
BOWX ACQUISITION CORP [Member]
Working Capital							$ 1,500	1,500
Commitment Fees					$ 28,900			28,900
IPO [Member] | BOWX ACQUISITION CORP [Member]
Deferred underwriting commissions				$ 16,900			$ 16,900	$ 16,900
Price per unit	$ 0.35				$ 0.35		$ 0.35	$ 0.35		$ 0.35